Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees	¥ 356,033,000		¥ 97,642,000
Prepayment for royalties, revenue sharing cost	2,627,048,000		2,000,327,000
Interest and other operating income receivable	524,069,000		511,364,000
Prepayments of content and marketing cost and other operational expenses	569,122,000		664,523,000
Prepayment for sales tax and deductible value added tax	483,547,000		312,852,000
Bridge loans in connection with ongoing investments	21,259,000		19,540,000
Deposits	11,882,000		107,254,000
Employee advances	79,823,000		44,337,000
Advance to suppliers	26,664,000		76,009,000
Others	117,975,000		91,357,000
Prepayments and other current assets	4,817,422,000	$ 691,979	3,925,205,000
Staff housing loans outstanding repayable within 12 months	43,000,000.0		43,100,000
Advances were made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0